Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and related expenses
Schedule of restructuring cost by type

($ in millions)	2012	2011
Employee severance costs	92	83
Estimated contract settlement, loss order and other costs	72	53
Inventory and long-lived asset impairments	16	28

Total	180	164

Schedule of restructuring cost by type for the cost take-out program

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Employee severance costs	536	95
Estimated contract settlement, loss order and other costs	230	98
Inventory and long-lived asset impairments	70	20

Total	836	213

Schedule of restructuring cost by income statement location

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Total cost of sales	475	110
Selling, general and administrative expenses	143	36
Other income (expense), net	218	67

Total	836	213

Costs incurred in 2010 and the cumulative costs incurred to date

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Power Products	122	44
Power Systems	139	48
Discrete Automation and Motion	256	35
Low Voltage Products	114	36
Process Automation	183	44
Corporate and Other	22	6

Total	836	213